OTHER BORROWINGS (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Jun. 30, 2013	Jun. 30, 2012
Short-term Debt [Line Items]
The minimum maturity period for securities sold under agreements to repurchase with securities brokers and Federal Reserve borrowings	1 day
The maximum maturity period for securities sold under agreements to repurchase with securities brokers and Federal Reserve borrowings	90 days
Other Short Term Borrowings [Member]
Short-term Debt [Line Items]
Ending balance
Average balance during the year		90
Maximum month-end balance during the year
Average interest rate during the year	0.00%	0.35%
Weighted-average rate at year-end	0.00%	0.00%
Federal Reserve Bank Short-term Borrowings [Member]
Short-term Debt [Line Items]
Ending balance
Average balance during the year		4
Maximum month-end balance during the year
Average interest rate during the year	0.00%	0.75%
Weighted-average rate at year-end	0.00%	0.00%